Prepaid expenses and other current assets (Tables)	12 Months Ended
Dec. 31, 2019
Prepaid expenses and other current assets
Schedule of prepaid expenses and other current assets

	As of December 31,
	2018	2019
	US$	US$
Value added tax recoverable	2,484,881	3,750,491
Other receivables	383,362	1,575,467
Advance to suppliers	964,223	1,545,793
Others	1,109,819	976,043
Prepaid expenses and other current assets	4,942,285	7,847,794